May 23, 2017
CG Core Total Return Fund
CG Core Total Return Fund
CG Funds Trust

CG Core Balanced Fund

May 23, 2017

Supplement to the Prospectus and Statement of Additional Information

each dated February 28, 2017

Fund Name Change

Effective on May 24, 2017, the name of the CG Core Balanced Fund will change to CG Core Total Return Fund, and all references in the Prospectus and Statement of Additional Information are hereby changed to the new name.  The Fund’s investment objective and principal investment strategies remain the same, but the Fund will now have more flexibility to hold fewer fixed income securities than it did previously.  Previously, under normal circumstances, the Fund held 25% or more of its total assets in fixed income securities.  Now, the Fund will hold 10% to 40% of its total assets in fixed income securities.

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Please retain this Supplement for future reference.